                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RR Advisors, LLC
            ------------------------------------------
Address:    2100 McKinney Avenue, Suite 700
            ------------------------------------------
            Dallas, Texas  75201
            ------------------------------------------


 Form 13F File Number: 28-11321
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Raymond
          --------------------------------------------
Title:    Member
          --------------------------------------------
Phone:    (214) 661-8112
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert J. Raymond  Dallas, Texas                            8/4/05
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 32
                                              -----------------------

Form 13F Information Table Value Total:      $     182,854 (thousands)
                                              -----------------------


List of Other Included Managers:    None
                                    ---------------------------------


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          None
          ---------------------------------
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
                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy
LLC              Common Stock     217202100     16,523     449,105     SH                SOLE                    X

Arc Energy
Tr Unit          Common Stock     001986108        163      10,000     SH                SOLE                    X

Canadian Oil
Sands Tr New     Common Stock     13642L100      1,398      19,000     SH                SOLE                    X

Genesis Energy
LP               Common Stock     371927104      3,286     349,900     SH                SOLE                    X

Magellan
Midstream
Partners LP      Common Stock     559080106      6,265     191,130     SH                SOLE                    X

Northern Border
Partners LP      Common Stock     664785102      2,287      46,500     SH                SOLE                    X

Plains All
American
Pipeline
LP               Common Stock     726503105     47,128   1,074,513     SH                SOLE                    X

Provident
Energy           Common Stock     74386K104      1,929     183,900     SH                SOLE                    X

Valero LP        Common Stock     91913W104      7,873     130,800     SH                SOLE                    X

Enerplus Res
Fd TR            Common Stock     29274D604      1,910      50,000     SH                SOLE                    X

Kinder Morgan
Mgmt LLC         Common Stock     49455U100      9,410     204,565     SH                SOLE                    X

Kinder Morgan
Inc. Kans        Common Stock     49455P101      7,846      94,300     SH                SOLE                    X

Kinder Morgan
Energy Partners
LP               Common Stock     494550106      2,154      42,300     SH                SOLE                    X

Crosstex Energy
LP               Common Stock     22765U102      2,791      73,360     SH                SOLE                    X

Energy Transfer
Partners LP      Common Stock     29273R109     18,588     537,228     SH                SOLE                    X

Holly Energy
Partners LP      Common Stock     435763107      5,306     119,900     SH                SOLE                    X

Inergy LP        Common Stock     456615103     14,703     469,894     SH                SOLE                    X

Inergy
Holdings, LP     Common Stock     45561Q107      1,365      50,000     SH                SOLE                    X

K-Sea Transn
Partners LP      Common Stock     48268Y101      4,224     123,320     SH                SOLE                    X

Teekay Lng
Partners LP      Common Stock     Y8564M105        987      35,000     SH                SOLE                    X

Markwest Energy
Partners LP      Common Stock     570759100      3,380      66,800     SH                SOLE                    X

Markwest
Hydrocarbon Inc. Common Stock     570762104        237      10,200     SH                SOLE                    X

US Shipping
Partners LP      Common Stock     903417103      7,254     285,600     SH                SOLE                    X

Contango Oil &
Gas Co New       Common Stock     21075N204      2,686     292,000     SH                SOLE                    X

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Fording CDN
Coal Tr Unit     Common Stock     345425102      2,766      30,000     SH                SOLE                    X

Compugen
Limited          Common Stock     M25722105        425     132,910     SH                SOLE                    X

Genitope Corp    Common Stock     37229P507      1,335     104,000     SH                SOLE                    X

Penn VA
Resource
Partners LP      Common Stock     707884102        478      10,000     SH                SOLE                    X

Kaneb Pipe Line
Partners LP      Common Stock     484169107      2,004      32,600     SH                SOLE                    X

Exxon Mobil
Corp             Common Stock     30231G102      2,874      50,000     SH                SOLE                    X

Western Gas
Res Inc.         Common Stock     958259103      1,745      50,000     SH                SOLE                    X

Westside
Energy Corp      Common Stock     96149R100      1,534     378,750     SH                SOLE                    X